Subsequent Events (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended		1 Months Ended
	Feb. 04, 2013	Jan. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]	Jun. 30, 2013 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 26, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Purchase Agreement [Member]	Mar. 31, 2013 Subsequent Event [Member] Consulting Agreement [Member]	Mar. 31, 2013 Subsequent Event [Member] Vesting Of Stock Awards [Member]	Aug. 06, 2013 Subsequent Event [Member] Director [Member]	Aug. 09, 2013 Subsequent Event [Member] Private Placement [Member]	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member]	Jun. 30, 2013 Subsequent Event [Member] December 31, 2013 [Member]	Jun. 30, 2013 Subsequent Event [Member] December 31, 2015 [Member]	Jul. 31, 2013 Marine MP LLC [Member] Subsequent Event [Member]
Preferred Stock, Shares Issued						1,500,000	0
Number Of Shares Sold Under Subscription Agreement	1,500,000							1,500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 17,065,500						$ 1,550,000
Restricted stock agreement grant vesting percentage																		17.00%	83.00%
Other Inventory, Purchased Goods, Gross									4,664,421
Stock Issued During Period, Shares, Restricted Stock Award, Gross																				780,000
Stock Issued During Period, Shares, New Issues												142,282	741,017	43,137		238,096	705,882
Sale of Stock, Price Per Share																$ 10.50
Amount Involved In Corporate Officer Changes															120,000
Proceeds from Issuance of Common Stock																2,500,000
Proceeds From Shares Sold Under Subscription Agreement								12,000,000
Conversion of Stock, Shares Converted										1,176,125
Conversion of Stock, Shares Issued					2,352,250
Preferred Stock, Shares Outstanding						145,000	0			323,875
Stock Issued During Period, Value, New Issues				1,107,718								853,692	6,297,694	294,167
Common Stock Sale Price											$ 8.50
Proceeds from Issuance of Private Placement																	6,000,000
Payments of Financing Costs, Total																	115,000
Stock Repurchased During Period, Shares		18,824	18,825	31,096
Stock Repurchased During Period, Value		$ 210,000	$ 260,000	$ 460,978